Share- Based Compensation - Fair Value of Share Option Granted (Detail)		12 Months Ended
		Dec. 31, 2018 Multiple $ / shares	Dec. 31, 2017 Multiple $ / shares	Dec. 31, 2016 Multiple $ / shares
Expected volatility	[1]			52.03%
Expected volatility, minimum	[1]	48.13%	50.15%
Expected volatility, maximum	[1]	49.11%	51.53%
Risk-free interest rate	[1]			1.65%
Risk-free interest rate, minimum	[1]	2.85%	2.45%
Risk-free interest rate, maximum	[1]	3.14%	2.67%
Exercise multiple | Multiple		2.8	2.8	2.8
Expected dividend yield	[2]	0.00%	0.00%	0.00%
Contractual term		10 years	10 years	10 years
Expected forfeiture rate (post-vesting)		5.00%	5.00%	5.00%
Fair value of the common share on the date of option grant (US$)	[3]			$ 3.52
Minimum [Member]
Fair value of the common share on the date of option grant (US$)	[3]	$ 8.25	$ 3.72
Maximum [Member]
Fair value of the common share on the date of option grant (US$)	[3]	$ 13.39	$ 7.99

[1]	The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the US Treasury Strip Bond with a maturity life equal to the expected life to expiration.
[2]	The Company has no history or expectation of paying dividends on its ordinary shares.
[3]	Before the IPO, the estimated fair value of the Company's ordinary shares at their respective grant dates, was determined with the assistance of an independent third party valuation firm by using income approach.